Commissions and fees (Tables)	6 Months Ended
Jun. 30, 2022
Commissions and fees
in	2Q22	1Q22	2Q21	6M22	6M21
Commissions and fees (CHF million)
Lending business	360	435	484	795	1,000
Investment and portfolio management	780	828	891	1,608	1,752
Other securities business	16	13	15	29	28
Fiduciary business	796	841	906	1,637	1,780
Underwriting	125	239	626	364	1,615
Brokerage	587	690	694	1,277	1,603
Underwriting and brokerage	712	929	1,320	1,641	3,218
Other services	362	396	448	758	897
Commissions and fees	2,230	2,601	3,158	4,831	6,895

Bank
Commissions and fees
in	6M22	6M21
Commissions and fees (CHF million)
Lending business	791	997
Investment and portfolio management	1,578	1,699
Other securities business	29	29
Fiduciary business	1,607	1,728
Underwriting	370	1,664
Brokerage	1,277	1,624
Underwriting and brokerage	1,647	3,288
Other services	761	913
Commissions and fees	4,806	6,926